Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 6 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2011	2010

Land	$2,772	$2,772
Buildings	9,902	9,872
Furniture, fixtures and equipment	5,365	5,701
Construction in progress	3	2

	18,042	18,347
Less: Accumulated depreciation	(8,202)	(8,015)

	$9,840	$10,332

Depreciation expense was $646 and $703 for 2011 and 2010.